Financial instruments and risk management (Disclosure of detailed information about financial liabilities and scheduled maturities) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Accounts payable and accrued liabilities	$ 48,245,677	$ 12,507,116
Commodity contracts	20,381,180
Promissory notes	0	5,425,000
Lease liability	489,943
Asset backed preferred instrument	18,687,351	0
Development partnership liabilities	44,694,643	0
Development Partnership Liabilities With Current Reserve Based Loan	46,894,643
Long-term debt	23,199,141	$ 40,262,470
Financial liabilities and scheduled maturities	157,897,935
Less than one year [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Accounts payable and accrued liabilities	48,245,677
Commodity contracts	6,479,508
Promissory notes	0
Lease liability	78,745
Asset backed preferred instrument	18,687,351
Development partnership liabilities	46,894,643
Long-term debt	7,722,206
Financial liabilities and scheduled maturities	128,108,130
1 - 3 years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Accounts payable and accrued liabilities	0
Commodity contracts	7,988,934
Promissory notes	0
Lease liability	407,230
Development partnership liabilities	0
Long-term debt	10,805,685
Financial liabilities and scheduled maturities	19,201,849
Greater than 3 years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Accounts payable and accrued liabilities	0
Commodity contracts	5,912,738
Lease liability	0
Asset backed preferred instrument	0
Development partnership liabilities	0
Long-term debt	6,709,518
Financial liabilities and scheduled maturities	12,622,256
Contractual cash flow [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Accounts payable and accrued liabilities	48,245,677
Commodity contracts	20,381,180
Promissory notes	0
Lease liability	485,975
Asset backed preferred instrument	18,687,351
Development partnership liabilities	46,894,643
Long-term debt	25,237,409
Financial liabilities and scheduled maturities	$ 159,932,235